Segment Reporting (Details) - Schedule of revenue by major merchandise categories - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Asset Reconciling Item [Line Items]
Total		$ 96,879,173	$ 61,775,903	$ 24,187,596
Personal care products [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total	[1]	18,700,973	18,470,489	11,695,598
Nutritional supplements [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total	[2]	52,372,561	22,672,288	5,435,578
Household products [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total	[3]	25,732,975	20,633,126	7,055,786
Others [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total		$ 72,664		$ 634

[1]	Cosmetic products mainly include products of lotion, oral care, shampoo, soap and fragrance.
[2]	Health and Nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.
[3]	Household products are consumer products, which mainly include functional shoes, smartphones, cooking pot, water purifier and magnetic tampons.